Long-Term Investment - Schedule of Group’s Long-Term Investment (Details)	12 Months Ended
Dec. 31, 2025 USD ($)
Schedule of Group’s Long-Term Investment [Abstract]
Balance
Investments made	7,097,000
Fair value change on long-term investment	(3,772,000)
Balance	$ 3,325,000